UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer              New York, New York         November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:   $399,446
                                          (thousands)


List of Other Included Managers:


No.     Form 13F File Number        Name

1.      28-10735                    ZLP Master Utility Fund, Ltd.

2.      28-10775                    ZLP Master Opportunity Fund, Ltd.

3.      28-10774                    ZLP Master Fund, Ltd.

                                                                   FORM 13F INFORMATION TABLE

                                                           VALUE        SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP       (X$1000)      PRN AMT   PRN CALL DISCRETION  MGRS     SOLE    SHARED NONE

ALLEGHENY ENERGY INC           COM        017361106     56,524.80  1,840,000.00  SH        SHARED     2,3    1,840,000.00   X   X
ALLETE INC.                    COM NEW     18522300      2,272.18     49,600.00  SH        SHARED      1        49,600.00   X   X
ALLIANT ENERGY CORP            COM         18802108     31,751.70  1,090,000.00  SH        SHARED     1,2    1,090,000.00   X   X
ALON USA ENERGY, INC           COM         20520102      1,207.50     50,000.00  SH        SHARED      1        50,000.00   X   X
ARDEN RTY INC                  COM         39793104      2,058.50     50,000.00  SH        SHARED      2        50,000.00   X   X
BOSTON PROPERTIES INC          COM        101121101        978.42     13,800.00  SH        SHARED      2        13,800.00   X   X
BRANDYWINE RLTY TR             COM        105368203      4,274.88    137,500.00  SH        SHARED      2       137,500.00   X   X
BUILDERS FIRSTSOURCE, INC      COM        12008R107        446.60     20,000.00  SH        SHARED      2        20,000.00   X   X
CF INDS HLDGS INC              COM        125269100        740.50     50,000.00  SH        SHARED      2        50,000.00   X   X
CLECO CORP NEW                 COM        12561W105      1,650.60     70,000.00  SH        SHARED      1        70,000.00   X   X
CROSSTEX ENERGY, INC.          COM        22765Y104      4,678.23     73,143.00  SH        SHARED      2        73,143.00   X   X
DOMINION RES  INC VA NEW       COM        25746U109     26,229.63    304,500.00  SH        SHARED     1,2      304,500.00   X   X
DPL INC                        COM        233293109     17,792.00    640,000.00  SH        SHARED     1,2      640,000.00   X   X
DSW INC.                       COM        23334L102        233.20     11,000.00  SH        SHARED      2        11,000.00   X   X
DUKE ENERGY CORP               COM        264399106      8,386.38    287,500.00  SH        SHARED     1,2      287,500.00   X   X
DUQUESNE LT HLDGS INC          COM        266233105      2,280.33    132,500.00  SH        SHARED      1       132,500.00   X   X
EDISON INTL                    COM        281020107     10,165.20    215,000.00  SH        SHARED     1,2      215,000.00   X   X
ENTERGY CORP NEW               COM        29364G103     31,504.25    423,900.00  SH        SHARED     1,2      423,900.00   X   X
EQTY OFFICE PROPERTIES TRU     COM        294741103        408.88     12,500.00  SH        SHARED      2        12,500.00   X   X
EQUITABLE RES INC              COM        294549100      3,906.00    100,000.00  SH        SHARED      2       100,000.00   X   X
EV3 INC.                       COM        26928A200        937.50     50,000.00  SH        SHARED      2        50,000.00   X   X
EXCEL MARITIME CARRIERS LTD    COM        V3267N107      2,007.50    125,000.00  SH        SHARED      2       125,000.00   X   X
EXELON CORP                    COM        30161N101     31,369.28    587,000.00  SH        SHARED     1,2      587,000.00   X   X
FPL GROUP INC                  COM        302571104      2,802.21     58,870.00  SH        SHARED      2        58,870.00   X   X
GENERAL MARITIME CORP          COM        Y2692M103      2,742.35     74,500.00  SH        SHARED      2        74,500.00   X   X
HITTITE MICROWAVE CORP         COM        43365Y104        303.75     15,000.00  SH        SHARED      2        15,000.00   X   X
HUNTSMAN CORP                  COM        447011107      1,522.95     77,900.00  SH        SHARED      2        77,900.00   X   X
IDACORP INC                    COM        451107106      1,958.45     65,000.00  SH        SHARED      1        65,000.00   X   X
IOWA TELECOMM SERVICES INC     COM        462594201        363.31     21,600.00  SH        SHARED      2        21,600.00   X   X
JANUS CAP GROUP INC            COM        47102X105      1,083.75     75,000.00  SH        SHARED      2        75,000.00   X   X
K&F INDS HLDGS INC             COM        482241106        167.30     10,000.00  SH        SHARED      2        10,000.00   X   X
LHC GROUP INC                  COM        50187A107        309.00     20,000.00  SH        SHARED      2        20,000.00   X   X
LINCOLN EDL SVCS CORP          COM        533535100        336.02     28,500.00  SH        SHARED      2        28,500.00   X   X
MACK-CALI RLTY CORP            COM        554489104      4,031.12     89,700.00  SH        SHARED      2        89,700.00   X   X
MAIDENFORM BRANDS, INC.        COM        560305104        275.00     20,000.00  SH        SHARED      2        20,000.00   X   X
MARKWEST HYDROCARBON INC       COM        570762104      2,550.00    102,000.00  SH        SHARED      2       102,000.00   X   X
MC DONALDS CORP                COM        580135101      1,507.05     45,000.00  SH        SHARED      2        45,000.00   X   X
NEUSTAR INC                    COM        64126X201        367.89     11,500.00  SH        SHARED      2        11,500.00   X   X
NISOURCE INC                   COM        65473P105      2,752.38    113,500.00  SH        SHARED      1       113,500.00   X   X
NORTHEAST UTILS                COM        664397106     16,470.72    825,600.00  SH        SHARED     1,2      825,600.00   X   X
NRG ENERGY INC                 COM        629377508      7,029.00    165,000.00  SH        SHARED     1,2      165,000.00   X   X
OGE ENERGY CORP                COM        670837103        702.50     25,000.00  SH        SHARED      1        25,000.00   X   X
P G & E CORP                   COM        69331C108     14,997.43    382,100.00  SH        SHARED     1,2      382,100.00   X   X
PARKWAY PPTYS INC.             COM        70159Q104      1,778.27     37,900.00  SH        SHARED      2        37,900.00   X   X
PATRIOT CAPITAL FUNDING INC    COM        70335Y104        687.00     50,000.00  SH        SHARED      2        50,000.00   X   X
PEPCO HOLDINGS INC             COM        713291102      5,119.40    220,000.00  SH        SHARED      1       220,000.00   X   X
PLUM CREEK TIMBER CO INC       COM        729251108        947.75     25,000.00  SH        SHARED      2        25,000.00   X   X
PPL CORP                       COM        69351T106     16,976.48    525,100.00  SH        SHARED     1,2      525,100.00   X   X
QUESTAR CORP                   COM        748356102      7,446.14     84,500.00  SH        SHARED      2        84,500.00   X   X
RECKSON ASSOCS RLTY CORP       COM        75621K106      3,669.21    106,200.00  SH        SHARED      2       106,200.00   X   X
REDDY ICE HLDGS INC            COM        75734R105      1,179.33     57,500.00  SH        SHARED      2        57,500.00   X   X
REFCO INC.                     COM        75866G109        706.75     25,000.00  SH        SHARED      2        25,000.00   X   X
RUTH'S CHRIS STEAK HSE INC     COM        783332109        413.55     22,500.00  SH        SHARED      2        22,500.00   X   X
SEASPAN CORP                   COM        Y75638109      2,515.50    130,000.00  SH        SHARED      2       130,000.00   X   X
SL GREEN RLTY CORP             COM        78440X101      2,549.93     37,400.00  SH        SHARED      2        37,400.00   X   X
SOUTHERN UNI CO NEW            COM        844030106     26,280.27  1,019,801.00  SH        SHARED     1,2    1,019,801.00   X   X
TERRA INDS INC                 COM        880915103      1,495.59    224,900.00  SH        SHARED      2       224,900.00   X   X
TORTOISE ENERGY INFRSTRCTRC    COM        89147L100        407.64     12,900.00  SH        SHARED      2        12,900.00   X   X
WESTAR ENERGY, INC             COM        95709T100        482.60     20,000.00  SH        SHARED      1        20,000.00   X   X
WILLIAMS COS INC DEL           COM        969457100     10,395.75    415,000.00  SH        SHARED      2       415,000.00   X   X
WISCONSIN ENERGY CORP          COM        976657106     12,099.75    303,100.00  SH        SHARED     1,2      303,100.00   X   X
                                                    11,875,514.00    399,227.09                                399,227.09






02192.0001 #615714